First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
July 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 73.1%
	Collateralized Mortgage Obligations — 37.7%
	Federal Home Loan Mortgage Corporation
$3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	$3,404,688
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,456,577
3,580,241	Series 2021-5140, Class ZD	2.00%	08/25/51	1,962,480
1,930,246	Series 2021-5179, Class GZ	2.00%	01/25/52	1,056,952
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,105,037
	Federal National Mortgage Association
986,271	Series 2005-74, Class NZ	6.00%	09/25/35	1,062,219
1,439,150	Series 2013-19, Class ZD	3.50%	03/25/43	1,251,663
2,145,740	Series 2018-84, Class ZM	4.00%	11/25/48	1,989,483
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,292,223
9,934,472	Series 2014-26, Class MZ	3.00%	02/20/44	8,510,063
1,258,239	Series 2015-164, Class MZ	3.00%	09/20/45	968,847
357,172	Series 2015-168, Class GI, IO	5.50%	02/16/33	12,655
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,928,569
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,501,517
10,446,521	Series 2018-53, Class BZ	3.50%	04/20/48	9,007,466
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,547,503
8,475,374	Series 2022-124, Class MY	3.50%	07/20/52	7,167,586
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,968,313
3,500,400	Series 2022-137, Class JY	4.00%	08/20/52	3,059,967
				75,253,808
	Commercial Mortgage-Backed Securities — 33.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,822,723	Series 2014-K036, Class X1, IO (a)	0.71%	10/25/23	3,061
1,620,000	Series 2018-K154, Class A3	3.46%	11/25/32	1,476,707
650,000	Series 2018-K155, Class A2	3.75%	11/25/32	610,710
3,687,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,397,802
2,670,000	Series 2018-K156, Class A3	3.70%	06/25/33	2,484,337
570,000	Series 2018-K157, Class A3	3.99%	08/25/33	537,587
298,000	Series 2018-K159, Class A2	3.95%	11/25/30	284,742
5,610,000	Series 2018-K159, Class A3	3.95%	11/25/33	5,265,747
1,936,000	Series 2019-K095, Class XAM, IO (a)	1.24%	06/25/29	119,546
2,000,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,848,458
5,695,000	Series 2019-K1511, Class A3	3.54%	03/25/34	5,117,804
17,374,996	Series 2019-K1511, Class X1, IO (a)	0.78%	03/25/34	942,098
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	412,997
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,502,615
9,960,382	Series 2020-K111, Class XAM, IO (a)	1.80%	05/25/30	997,663
7,550,000	Series 2020-K120, Class XAM, IO (a)	1.21%	10/25/30	531,582
2,500,000	Series 2020-K1515, Class A2	1.94%	02/25/35	1,901,719
1,987,507	Series 2020-K1515, Class X1, IO (a)	1.51%	02/25/35	226,437
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,560,501
2,700,000	Series 2020-K1518, Class A2	1.86%	10/25/35	1,975,645
45,583,637	Series 2021-K129, Class X1, IO (a)	1.03%	05/25/31	2,699,682
2,000,000	Series 2021-K1519, Class A2	2.01%	12/25/35	1,483,302
700,000	Series 2021-K1520, Class A2	2.44%	02/25/36	541,146
3,305,000	Series 2021-K1521, Class A2	2.18%	08/25/36	2,469,916

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$2,000,000	Series 2021-K1522, Class A2	2.36%	10/25/36	$1,522,365
186,944,000	Series 2022-K140, Class XAM, IO (a)	0.29%	01/25/32	4,120,115
117,862,755	Series 2023-K153, Class X1, IO (a)	0.44%	12/25/32	4,227,737
5,000,000	Series 2023-K157, Class A2	4.20%	05/25/33	4,838,283
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,777,974
5,000,000	Series 2023-KPLB2, Class A	4.83%	06/25/33	5,039,157
	Federal Home Loan Mortgage Corporation Multifamily ML Certificates
2,496,425	Series 2023-ML15, Class A (a)	4.14%	01/25/40	2,311,287
	Government National Mortgage Association
889,443	Series 2020-159, Class Z (b)	2.50%	10/16/62	381,640
491,066	Series 2020-197, Class Z (a)	2.25%	10/16/62	184,969
212,596	Series 2021-4, Class Z (a)	2.00%	09/16/62	69,456
914,528	Series 2021-28, Class Z (a)	2.00%	10/16/62	328,104
				66,192,891
	Pass-Through Securities — 2.3%
	Federal National Mortgage Association
5,000,000	Pool TBA	3.50%	09/15/53	4,537,012
				4,537,012
	Total U.S. Government Agency Mortgage-Backed Securities			145,983,711
	(Cost $150,541,522)
U.S. GOVERNMENT BONDS AND NOTES — 9.2%
5,000,000	U.S. Treasury Bond	3.88%	05/15/43	4,780,469
8,000,000	U.S. Treasury Bond	4.00%	11/15/52	7,995,000
6,000,000	U.S. Treasury Bond	3.63%	05/15/53	5,606,250
	Total U.S. Government Bonds and Notes			18,381,719
	(Cost $18,641,736)
U.S. GOVERNMENT AGENCY SECURITIES — 2.4%
3,000,000	Tennessee Valley Authority	5.25%	09/15/39	3,139,220
2,000,000	Tennessee Valley Authority	3.50%	12/15/42	1,634,186
	Total U.S. Government Agency Securities			4,773,406
	(Cost $4,914,836)
U.S. TREASURY BILLS — 12.2%
10,000,000	U.S. Treasury Bill	(c)	01/04/24	9,772,013
5,000,000	U.S. Treasury Bill (d)	(c)	01/11/24	4,880,948
10,000,000	U.S. Treasury Bill	(c)	01/18/24	9,752,142
	Total U.S. Treasury Bills			24,405,103
	(Cost $24,404,320)

Shares	Description	Value
MONEY MARKET FUNDS — 2.6%
5,153,921	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (e)	5,153,921
	(Cost $5,153,921)
	Total Investments — 99.5%	198,697,860
	(Cost $203,656,335)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.9%
	Call Options Purchased — 0.8%
10	CME 3-Month SOFR Futures Call	$2,364,750	$94.50	09/15/23	$2,875
10	CME 3-Month SOFR Futures Call	2,364,750	95.50	09/15/23	250
20	U.S. 2-Year Treasury Futures Call	4,060,625	102.25	08/25/23	1,563
20	U.S. 5-Year Treasury Futures Call	2,148,281	107.25	11/24/23	26,875
50	U.S. 5-Year Treasury Futures Call	5,370,703	108.25	11/24/23	44,922
150	U.S. 5-Year Treasury Futures Call	16,112,109	108.75	11/24/23	108,984
25	U.S. 10-Year Treasury Futures Call	2,799,219	110.00	11/24/23	73,047
50	U.S. 10-Year Treasury Futures Call	5,598,438	111.50	11/24/23	100,000
140	U.S. 10-Year Treasury Futures Call	15,675,625	112.00	11/24/23	242,812
35	U.S. 10-Year Treasury Futures Call	3,918,906	113.00	11/24/23	45,391
50	U.S. 10-Year Treasury Futures Call	5,598,438	115.00	11/24/23	33,594
140	U.S. Treasury Long Bond Futures Call	17,456,250	123.00	11/24/23	573,125
10	U.S. Treasury Long Bond Futures Call	1,246,875	124.00	11/24/23	35,312
156	U.S. Treasury Long Bond Futures Call	19,451,250	127.00	11/24/23	336,375
	Total Call Options Purchased				1,625,125
	(Cost $2,167,727)
	Put Options Purchased — 0.1%
50	CME 3-Month SOFR Futures Put	11,823,750	94.44	09/15/23	1,562
50	CME 3-Month SOFR Futures Put	11,823,750	95.44	09/15/23	106,875
20	CME 3-Month SOFR Futures Put	4,731,250	93.94	12/15/23	501
20	CME 3-Month SOFR Futures Put	4,731,250	94.94	12/15/23	20,375
	Total Put Options Purchased				129,313
	(Cost $76,247)
	Total Purchased Options				1,754,438
	(Cost $2,243,974)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(20)	CME 3-Month SOFR Futures Call	(4,729,500)	95.00	09/15/23	(750)
	(Premiums received $21,697)
	Put Options Written — (0.1)%
(100)	CME 3-Month SOFR Futures Put	(23,647,500)	94.94	09/15/23	(90,625)
(40)	CME 3-Month SOFR Futures Put	(9,462,500)	94.44	12/15/23	(7,500)
	Total Put Options Written				(98,125)
	(Premiums received $41,127)
	Total Written Options				(98,875)
	(Premiums received $62,824)
	Net Other Assets and Liabilities — (0.3)%				(605,966)
	Net Assets — 100.0%				$199,747,457
Futures Contracts at July 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Long	85	Sep-2023	$9,469,531	$(22,802)
U.S. Treasury Long Bond Futures	Long	57	Sep-2023	7,092,938	(34,840)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Futures Contracts at July 31, 2023 (Continued):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra U.S. Treasury Bond Futures	Long	62	Sep-2023	$8,197,562	$(149,076)
Ultra 10-Year U.S. Treasury Notes	Short	119	Sep-2023	(13,921,140)	171,912
				$10,838,891	$(34,806)

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Zero coupon security.
(d)	All or a portion of this security is segregated as collateral for open futures and options contracts.
(e)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$145,983,711	$—	$145,983,711	$—
U.S. Government Bonds and Notes	18,381,719	—	18,381,719	—
U.S. Government Agency Securities	4,773,406	—	4,773,406	—
U.S. Treasury Bills	24,405,103	—	24,405,103	—
Money Market Funds	5,153,921	5,153,921	—	—
Total Investments	198,697,860	5,153,921	193,543,939	—
Purchased Options	1,754,438	1,754,438	—	—
Futures Contracts	171,912	171,912	—	—
Total	$200,624,210	$7,080,271	$193,543,939	$—

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(98,875)	$(98,875)	$—	$—
Futures Contracts	(206,718)	(206,718)	—	—
Total	$(305,593)	$(305,593)	$—	$—